Financial Instruments - Foreign Exchange Risk Management (Details) (USD $) In Millions, unless otherwise specified	Dec. 31, 2012		Dec. 31, 2011
Summary of Foreign Exchange Hedging Positions [Abstract]
Gross Notional Value	$ 3,505
Fair Value Asset (Liability)	(71)
Foreign Currency Cash Flow Hedges [Abstract]
Net asset (Liability) fair value	(48)		26
Japanese Yen/U.S. Dollar [Member]
Summary of Foreign Exchange Hedging Positions [Abstract]
Gross Notional Value	640
Fair Value Asset (Liability)	(37)	[1]
U.S. Dollar/Euro [Member]
Summary of Foreign Exchange Hedging Positions [Abstract]
Gross Notional Value	559
Fair Value Asset (Liability)	(6)	[1]
U.K. Pound Sterling/Euro [Member]
Summary of Foreign Exchange Hedging Positions [Abstract]
Gross Notional Value	516
Fair Value Asset (Liability)	(4)	[1]
Euro/U.K. Pound Sterling [Member]
Summary of Foreign Exchange Hedging Positions [Abstract]
Gross Notional Value	502
Fair Value Asset (Liability)	5	[1]
Japanese Yen/Euro [Member]
Summary of Foreign Exchange Hedging Positions [Abstract]
Gross Notional Value	463
Fair Value Asset (Liability)	(33)	[1]
Euro/U.S. Dollar [Member]
Summary of Foreign Exchange Hedging Positions [Abstract]
Gross Notional Value	188
Fair Value Asset (Liability)	1
U.S. Dollar/Japanese Yen [Member]
Summary of Foreign Exchange Hedging Positions [Abstract]
Gross Notional Value	87
Fair Value Asset (Liability)	0	[1]
Indian Rupee/U.S. Dollar [Member]
Summary of Foreign Exchange Hedging Positions [Abstract]
Gross Notional Value	65
Fair Value Asset (Liability)	1	[1]
Mexican Peso U. S. Dollar [Member]
Summary of Foreign Exchange Hedging Positions [Abstract]
Gross Notional Value	65
Fair Value Asset (Liability)	1	[1]
Euro/Japanese Yen [Member]
Summary of Foreign Exchange Hedging Positions [Abstract]
Gross Notional Value	61
Fair Value Asset (Liability)	0
Philippine Peso U.S. Dollar [Member]
Summary of Foreign Exchange Hedging Positions [Abstract]
Gross Notional Value	52
Fair Value Asset (Liability)	1
Euro Swiss Franc Member
Summary of Foreign Exchange Hedging Positions [Abstract]
Gross Notional Value	37
Fair Value Asset (Liability)	0
Swiss Franc/Euro [Member]
Summary of Foreign Exchange Hedging Positions [Abstract]
Gross Notional Value	29
Fair Value Asset (Liability)	0	[1]
U.S. Dollar Canadian Dollar [Member]
Summary of Foreign Exchange Hedging Positions [Abstract]
Gross Notional Value	25
Fair Value Asset (Liability)	0	[1]
All Other [Member]
Summary of Foreign Exchange Hedging Positions [Abstract]
Gross Notional Value	216
Fair Value Asset (Liability)	$ 0	[1]

[1]	(1)Represents the net receivable (payable) amount included in the Consolidated Balance Sheet at December 31, 2012.